UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2014

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.4%
Dana Holding Corp.	95,600	$2,224,612
Modine Manufacturing Co.	96,618	1,415,454	*
Stoneridge Inc.	296,645	3,331,323	*
Tower International Inc.	131,409	3,576,953	*

Total Auto Components		10,548,342

Automobiles - 0.5%
Winnebago Industries Inc.	127,007	3,478,722	*

Diversified Consumer Services - 0.7%
Hillenbrand Inc.	58,812	1,901,392
Houghton Mifflin Harcourt Co.	40,100	815,233	*
LifeLock Inc.	169,292	2,896,586	*

Total Diversified Consumer Services		5,613,211

Hotels, Restaurants & Leisure - 2.1%
ClubCorp Holdings Inc.	26,722	505,046
Cracker Barrel Old Country Store Inc.	47,800	4,648,072
Denny’s Corp.	106,736	686,313	*
Jack in the Box Inc.	75,300	4,438,182	*
Marcus Corp.	45,254	755,742
Marriott Vacations Worldwide Corp.	6,240	348,878	*
Monarch Casino & Resort Inc.	66,380	1,230,021	*
Pinnacle Entertainment Inc.	62,300	1,476,510	*
Sonic Corp.	74,200	1,691,018	*

Total Hotels, Restaurants & Leisure		15,779,782

Household Durables - 0.8%
La-Z-Boy Inc.	93,700	2,539,270
NACCO Industries Inc., Class A Shares	31,231	1,693,033
TRI Pointe Homes Inc.	108,123	1,754,836	*

Total Household Durables		5,987,139

Internet & Catalog Retail - 0.5%
FTD Cos. Inc.	21,488	683,533	*
Orbitz Worldwide Inc.	384,100	3,011,344	*

Total Internet & Catalog Retail		3,694,877

Leisure Products - 1.0%
Brunswick Corp.	69,000	3,125,010
Smith & Wesson Holding Corp.	323,100	4,723,722	*

Total Leisure Products		7,848,732

Media - 1.7%
Ballantyne Strong Inc.	16,451	77,155	*
Cumulus Media Inc., Class A Shares	502,751	3,474,009	*
Entravision Communications Corp., Class A Shares	643,381	4,310,653
Gray Television Inc.	57,700	598,349	*
Live Nation Inc.	218,500	4,752,375	*

Total Media		13,212,541

Multiline Retail - 0.2%
Dillard’s Inc., Class A Shares	16,000	1,478,400

Specialty Retail - 2.2%
Aaron’s Inc.	15,465	467,662
Big 5 Sporting Goods Corp.	99,106	1,590,651
Brown Shoe Co. Inc.	119,740	3,177,900
Buckle Inc.	42,500	1,946,500
Christopher & Banks Corp.	131,467	868,997	*

Citi Trends Inc.	14,977	243,975	*
Destination Maternity Corp.	26,990	739,526
Genesco. Inc.	15,700	1,170,749	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Specialty Retail - 2.2% (continued)
Haverty Furniture Cos. Inc.	24,135	$716,809
hhgregg Inc.	28,900	277,729	*
Lumber Liquidators Holdings Inc.	13,600	1,275,680	*
Penske Automotive Group Inc.	90,300	3,861,228

Total Specialty Retail		16,337,406

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	18,190	1,503,404
Iconix Brand Group Inc.	99,400	3,903,438	*
Unifi Inc.	35,442	817,647	*

Total Textiles, Apparel & Luxury Goods		6,224,489

TOTAL CONSUMER DISCRETIONARY		90,203,641

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.6%
Ingles Markets Inc., Class A Shares	10,311	245,608
Pantry Inc.	14,157	217,168	*
Rite Aid Corp.	682,900	4,281,783	*

Total Food & Staples Retailing		4,744,559

Food Products - 1.0%
Pilgrim’s Pride Corp.	182,372	3,815,222	*
Sanderson Farms Inc.	50,600	3,971,594

Total Food Products		7,786,816

Household Products - 0.1%
WD-40 Co.	15,198	1,178,909

Personal Products - 1.2%
Inter Parfums Inc.	79,411	2,875,473
Nu Skin Enterprises Inc., Class A Shares	36,965	3,062,550
USANA Health Sciences Inc.	37,780	2,846,345	*

Total Personal Products		8,784,368

TOTAL CONSUMER STAPLES		22,494,652

ENERGY - 5.9%
Energy Equipment & Services - 1.9%
Bristow Group Inc.	24,380	1,841,178
Exterran Holdings Inc.	80,400	3,527,952
GulfMark Offshore Inc., Class A Shares	43,000	1,932,420
Key Energy Services Inc.	269,615	2,491,242	*
Pacific Drilling SA	93,200	1,014,016	*
SEACOR Holdings Inc.	27,500	2,376,550	*
Vantage Drilling Co.	736,916	1,260,126	*

Total Energy Equipment & Services		14,443,484

Oil, Gas & Consumable Fuels - 4.0%
Alon USA Energy Inc.	89,451	1,336,398
Carrizo Oil & Gas Inc.	52,730	2,818,946	*
Delek US Holdings Inc.	78,500	2,279,640
Energy XXI (Bermuda) Ltd.	71,900	1,694,683
EPL Oil & Gas Inc.	76,200	2,941,320	*
Green Plains Renewable Energy Inc.	16,710	500,632
Matador Resources Co.	185,770	4,549,507	*
Renewable Energy Group Inc.	81,300	973,974	*
SemGroup Corp., Class A Shares	62,200	4,085,296
Stone Energy Corp.	100,200	4,205,394	*
Targa Resources Corp.	13,516	1,341,598
VAALCO Energy Inc.	402,202	3,438,827	*

Total Oil, Gas & Consumable Fuels		30,166,215

TOTAL ENERGY		44,609,699

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
FINANCIALS - 22.5%
Banks - 8.1%
Ameris Bancorp	28,257	$658,388	*
BBCN Bancorp Inc.	207,230	3,551,922
Community Trust Bancorp Inc.	21,889	907,956
First Interstate BancSystem Inc., Class A Shares	8,350	235,637
First Merchants Corp.	153,060	3,312,218
FNB Corp.	217,000	2,907,800
Hanmi Financial Corp.	201,730	4,700,309
Lakeland Financial Corp.	57,658	2,319,005
OFG Bancorp	223,077	3,834,694
PrivateBancorp Inc.	179,600	5,479,596
S&T Bancorp Inc.	20,048	475,138
Sandy Spring Bancorp Inc.	48,400	1,209,032
Susquehanna Bancshares Inc.	220,840	2,515,368
Umpqua Holdings Corp.	196,607	3,664,754
Union First Market Bankshares Corp.	47,105	1,197,409
United Community Banks Inc.	252,390	4,898,890	*
Webster Financial Corp.	136,100	4,227,266
Wesbanco Inc.	46,786	1,489,198
Western Alliance Bancorp	207,967	5,115,988	*
Wilshire Bancorp Inc.	454,700	5,047,170
Wintrust Financial Corp.	78,400	3,814,944

Total Banks		61,562,682

Capital Markets - 1.1%
FXCM Inc., Class A Shares	145,587	2,150,320
KCG Holdings Inc., Class A Shares	90,835	1,083,662	*
Ladenburg Thalmann Financial Services Inc.	206,626	624,010	*
Manning & Napier Inc.	117,186	1,965,209
WisdomTree Investments Inc.	186,282	2,444,020	*

Total Capital Markets		8,267,221

Consumer Finance - 2.3%
Consumer Portfolio Services Inc.	84,916	580,825	*
Credit Acceptance Corp.	29,593	4,206,645	*
Encore Capital Group Inc.	64,140	2,931,198	*
Nelnet Inc., Class A Shares	75,400	3,083,860
Portfolio Recovery Associates Inc.	81,900	4,738,734	*
World Acceptance Corp.	21,800	1,636,744	*

Total Consumer Finance		17,178,006

Diversified Financial Services - 0.1%
Gain Capital Holdings Inc.	101,550	1,097,756

Insurance - 2.4%
American Equity Investment Life Holding Co.	241,880	5,713,206
AmTrust Financial Services Inc.	79,600	2,993,756
First American Financial Corp.	103,700	2,753,235
HCI Group Inc.	46,345	1,686,958
Maiden Holdings Ltd.	203,200	2,535,936
Montpelier Re Holdings Ltd.	52,390	1,559,126
United Fire Group Inc.	42,358	1,285,565

Total Insurance		18,527,782

Real Estate Investment Trusts (REITs) - 7.5%
Ashford Hospitality Prime Inc.	56,144	848,897
Ashford Hospitality Trust	280,720	3,163,715
Cedar Shopping Centers Inc.	332,890	2,033,958
DiamondRock Hospitality Co.	311,300	3,657,775
DuPont Fabros Technology Inc.	146,200	3,519,034
EPR Properties	51,500	2,749,585
FelCor Lodging Trust Inc.	549,700	4,969,288
First Industrial Realty Trust Inc.	160,790	3,106,463
Getty Realty Corp.	1,670	31,546

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 7.5% (continued)
Hersha Hospitality Trust	462,100	$2,694,043
LaSalle Hotel Properties	104,200	3,262,502
New Residential Investment Corp.	162,630	1,052,216
Pennsylvania Real Estate Investment Trust	146,400	2,642,520
Pennymac Mortgage Investment Trust	127,700	3,052,030
Potlatch Corp.	102,700	3,973,463
Redwood Trust Inc.	151,470	3,071,812
Resource Capital Corp.	270,800	1,508,356
RLJ Lodging Trust	174,400	4,663,456
Saul Centers Inc.	1,870	88,563
Strategic Hotels & Resorts Inc.	257,400	2,622,906	*
Sunstone Hotel Investors Inc.	292,700	4,018,771

Total Real Estate Investment Trusts (REITs)		56,730,899

Thrifts & Mortgage Finance - 1.0%
First Defiance Financial Corp.	19,087	517,639
Home Loan Servicing Solutions Ltd.	162,500	3,510,000
Ocwen Financial Corp.	73,600	2,883,648	*
Tree.com Inc.	26,272	815,483	*

Total Thrifts & Mortgage Finance		7,726,770

TOTAL FINANCIALS		171,091,116

HEALTH CARE - 12.7%
Biotechnology - 4.5%
Alkermes PLC	72,400	3,192,116	*
AMAG Pharmaceuticals Inc.	77,930	1,507,945	*
Cytokinetics Inc.	165,250	1,569,875	*
Dyax Corp.	136,076	1,221,962	*
Enanta Pharmaceuticals Inc.	34,800	1,391,652	*
Epizyme Inc.	71,196	1,621,133	*
Halozyme Therapeutics Inc.	92,089	1,169,530	*
Insmed Inc.	106,800	2,033,472	*
Insys Therapeutics Inc.	49,641	2,056,627	*
Isis Pharmaceuticals Inc.	109,800	4,744,458	*
MiMedx Group Inc.	175,577	1,076,287	*
Neurocrine Biosciences Inc.	99,221	1,597,458	*
NPS Pharmaceuticals Inc.	89,800	2,687,714	*
Osiris Therapeutics Inc.	27,144	356,401	*
Peregrine Pharmaceuticals Inc.	391,300	743,470	*
Puma Biotechnology Inc.	12,600	1,312,164	*
Repligen Corp.	249,894	3,213,637	*
Vanda Pharmaceuticals Inc.	141,900	2,305,875	*

Total Biotechnology		33,801,776

Health Care Equipment & Supplies - 3.4%
Align Technology Inc.	19,400	1,004,726	*
AngioDynamics Inc.	77,221	1,216,231	*
Anika Therapeutics Inc.	86,249	3,544,834	*
Dexcom Inc.	114,895	4,752,057	*
HeartWare International Inc.	8,346	782,688	*
Invacare Corp.	148,776	2,837,158
Natus Medical Inc.	103,861	2,679,614	*
NuVasive Inc.	85,053	3,266,885	*
OraSure Technologies Inc.	241,540	1,925,074	*
Symmetry Medical Inc.	61,849	622,201	*
Zeltiq Aesthetics Inc.	174,800	3,427,828	*

Total Health Care Equipment & Supplies		26,059,296

Health Care Providers & Services - 2.2%
Addus HomeCare Corp.	67,424	1,554,123	*
Centene Corp.	52,832	3,288,792	*
Cross Country Healthcare Inc.	63,320	510,993	*
Ensign Group Inc.	20,500	894,620

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.2% (continued)
Magellan Health Services Inc.	64,310	$3,816,799	*
Team Health Holdings Inc.	62,800	2,810,300	*
WellCare Health Plans Inc.	60,241	3,826,508	*

Total Health Care Providers & Services		16,702,135

Pharmaceuticals - 2.6%
Endocyte Inc.	71,080	1,692,415	*
Impax Laboratories Inc.	116,300	3,072,646	*
Medicines Co.	124,833	3,547,754	*
Nektar Therapeutics	26,307	318,841	*
Prestige Brands Holdings Inc.	105,700	2,880,325	*
Questcor Pharmaceuticals Inc.	80,500	5,226,865
Sagent Pharmaceuticals Inc.	29,800	696,426	*
SciClone Pharmaceuticals Inc.	495,887	2,256,286	*

Total Pharmaceuticals		19,691,558

TOTAL HEALTH CARE		96,254,765

INDUSTRIALS - 14.7%
Aerospace & Defense - 2.5%
AAR Corp.	174,500	4,528,275
American Science & Engineering Inc.	24,611	1,653,121
Curtiss-Wright Corp.	42,194	2,681,007
Ducommun Inc.	97,162	2,434,880	*
Esterline Technologies Corp.	35,100	3,739,554	*
Moog Inc., Class A Shares	16,147	1,057,790	*
Taser International Inc.	164,730	3,012,911	*

Total Aerospace & Defense		19,107,538

Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp.	26,503	1,488,143	*

Airlines - 0.5%
Alaska Air Group Inc.	35,692	3,330,420
Hawaiian Holdings Inc.	37,407	522,202	*

Total Airlines		3,852,622

Building Products - 0.4%
PGT Inc.	251,576	2,895,640	*

Commercial Services & Supplies - 3.0%
ABM Industries Inc.	80,159	2,303,770
Brink’s Co.	99,600	2,843,580
Deluxe Corp.	90,300	4,738,041
Herman Miller Inc.	40,300	1,294,839
Kimball International Inc., Class B Shares	169,527	3,070,134
Quad Graphics Inc.	43,152	1,011,914
R.R. Donnelley & Sons Co.	37,477	670,838
Unifirst Corp.	20,800	2,286,752
United Stationers Inc.	110,893	4,554,376

Total Commercial Services & Supplies		22,774,244

Construction & Engineering - 1.2%
Comfort Systems USA Inc.	180,500	2,750,820
Granite Construction Inc.	120,917	4,828,216
Pike Corp.	145,321	1,563,654	*

Total Construction & Engineering		9,142,690

Electrical Equipment - 0.7%
EnerSys	39,300	2,723,097
Generac Holdings Inc.	39,500	2,329,315

Total Electrical Equipment		5,052,412

Machinery - 2.7%
CIRCOR International Inc.	23,889	1,751,780
Federal Signal Corp.	201,847	3,007,520	*
Hyster-Yale Materials Handling Inc.	60,128	5,862,480
L.B. Foster Co., Class A	47,230	2,212,726

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Machinery - 2.7% (continued)
Mueller Water Products Inc., Class A Shares	478,400	$4,544,800
NN Inc.	104,697	2,062,531
Xerium Technologies Inc.	87,362	1,402,160	*

Total Machinery		20,843,997

Professional Services - 0.8%
Kforce Inc.	107,672	2,295,567
Korn/Ferry International	17,372	517,164	*
Resources Connection Inc.	205,320	2,892,959

Total Professional Services		5,705,690

Road & Rail - 1.6%
AMERCO	18,100	4,201,372
Saia Inc.	81,825	3,126,533	*
Swift Transportation Co.	204,800	5,068,800	*

Total Road & Rail		12,396,705

Trading Companies & Distributors - 1.1%
Aceto Corp.	79,743	1,602,037
Aircastle Ltd.	164,357	3,185,239
CAI International Inc.	70,300	1,734,301	*
H&E Equipment Services Inc.	26,701	1,080,055	*
Kaman Corp.	16,811	683,872

Total Trading Companies & Distributors		8,285,504

TOTAL INDUSTRIALS		111,545,185

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.0%
Aruba Networks Inc.	106,100	1,989,375	*
Black Box Corp.	54,027	1,315,017
Brocade Communications Systems Inc.	323,900	3,436,579	*
Calix Inc.	224,292	1,890,782	*
Comtech Telecommunications Corp	58,633	1,868,047
Harmonic Inc.	383,569	2,738,683	*
Ubiquiti Networks Inc.	47,800	2,173,466	*

Total Communications Equipment		15,411,949

Electronic Equipment, Instruments & Components - 2.1%
Benchmark Electronics Inc.	154,739	3,504,838	*
Checkpoint Systems Inc.	68,477	918,961	*
Daktronics Inc.	55,256	795,134
Fabrinet	14,600	303,242	*
Insight Enterprises Inc.	128,510	3,226,886	*
Plexus Corp.	100,000	4,007,000	*
Sanmina Corp.	184,500	3,219,525	*
Vishay Precision Group Inc.	8,783	152,649	*

Total Electronic Equipment, Instruments & Components		16,128,235

Internet Software & Services - 1.5%
Constant Contact Inc.	40,700	995,522	*
Conversant Inc.	106,900	3,009,235	*
Digital River Inc.	33,501	583,922	*
Stamps.com Inc.	66,292	2,224,760	*
United Online Inc.	15,348	177,423
VistaPrint NV	56,579	2,784,818	*
WebMD Health Corp.	42,390	1,754,946	*

Total Internet Software & Services		11,530,626

IT Services - 3.6%
Blackhawk Network Holdings Inc.	30,180	736,090	*
Cardtronics Inc.	46,500	1,806,525	*
Ciber Inc.	511,793	2,344,012	*
Convergys Corp.	183,850	4,028,154
Hackett Group Inc.	60,700	362,986
iGATE Corp.	95,771	3,020,617	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
IT Services - 3.6% (continued)
Sapient Corp.	220,200	$3,756,612	*
Syntel Inc.	42,514	3,822,009	*
Unisys Corp.	136,013	4,142,956	*
Virtusa Corp.	100,234	3,358,841	*

Total IT Services		27,378,802

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries Inc.	74,000	1,813,000	*
Cabot Microelectronics Corp.	35,300	1,553,200	*
Cirrus Logic Inc.	109,600	2,177,752	*
Diodes Inc.	33,800	882,856	*
FormFactor Inc.	293,000	1,872,270	*
Integrated Silicon Solutions Inc.	24,990	388,595	*
International Rectifier Corp.	121,900	3,340,060	*
IXYS Corp.	25,000	283,750
Lattice Semiconductor Corp.	273,700	2,145,808	*
MKS Instruments Inc.	73,827	2,206,689
OmniVision Technologies Inc.	186,500	3,301,050	*
Photronics Inc.	359,362	3,065,358	*
PLX Technology Inc.	110,605	669,160	*
RF Micro Devices Inc.	750,700	5,915,516	*
Silicon Image Inc.	573,245	3,955,390	*
Spansion Inc.	149,429	2,603,053	*
Synaptics Inc.	11,540	692,631	*

Total Semiconductors & Semiconductor Equipment		36,866,138

Software - 4.6%
Aspen Technology Inc.	125,100	5,299,236	*
Comverse Inc.	70,452	2,436,230	*
Gigamon Inc.	21,510	653,689	*
Manhattan Associates Inc.	181,000	6,340,430	*
Mentor Graphics Corp.	151,600	3,338,232
NetScout Systems Inc.	107,459	4,038,309	*
Pegasystems Inc.	83,519	2,949,891
Progress Software Corp.	156,573	3,413,292	*
PTC Inc.	18,410	652,266	*
SeaChange International Inc.	176,875	1,846,575	*
Tivo Inc.	276,026	3,651,824	*

Total Software		34,619,974

Technology Hardware, Storage & Peripherals - 1.0%
Cray Inc.	8,009	298,896	*
Datalink Corp.	88,470	1,232,387	*
Immersion Corp.	115,187	1,215,223	*
Silicon Graphics International Corp.	108,800	1,336,064	*
Super Micro Computer Inc.	68,611	1,191,773	*
Xyratex Ltd.	198,262	2,624,989

Total Technology Hardware, Storage & Peripherals		7,899,332

TOTAL INFORMATION TECHNOLOGY		149,835,056

MATERIALS - 4.4%
Chemicals - 1.7%
A. Schulman Inc.	40,656	1,474,187
Advanced Emissions Solutions Inc.	77,446	1,900,525	*
Calgon Carbon Corp.	57,800	1,261,774	*
Ferro Corp.	1,752	23,932	*
FutureFuel Corp.	141,400	2,870,420
Landec Corp.	70,262	784,124	*
Minerals Technologies Inc.	9,720	627,523
OM Group Inc.	124,500	4,135,890

Total Chemicals		13,078,375

Construction Materials - 0.3%
Headwaters Inc.	168,357	2,223,996	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	147,800	$1,501,648	*
Myers Industrials Inc.	54,766	1,090,939

Total Containers & Packaging		2,592,587

Metals & Mining - 1.0%
Century Aluminum Co.	81,350	1,074,633	*
Handy & Harman Ltd.	11,000	242,110	*
Kaiser Aluminum Corp.	6,552	467,944
SunCoke Energy Inc.	132,988	3,037,446	*
Worthington Industries Inc.	75,700	2,895,525

Total Metals & Mining		7,717,658

Paper & Forest Products - 1.1%
Domtar Corp.	5,800	650,876
Louisiana-Pacific Corp.	159,900	2,697,513	*
Neenah Paper Inc.	26,665	1,379,114
Resolute Forest Products	160,100	3,216,409	*

Total Paper & Forest Products		7,943,912

TOTAL MATERIALS		33,556,528

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
IDT Corp., Class B Shares	25,738	428,795
Vonage Holdings Corp.	1,005,620	4,293,997	*

Total Diversified Telecommunication Services		4,722,792

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.	113,258	2,057,898

TOTAL TELECOMMUNICATION SERVICES		6,780,690

UTILITIES - 2.4%
Electric Utilities - 1.1%
Otter Tail Corp.	90,000	2,771,100
PNM Resources Inc.	79,748	2,155,588
UNS Energy Corp.	63,150	3,790,895

Total Electric Utilities		8,717,583

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	43,100	2,722,196
Southwest Gas Corp.	68,200	3,645,290

Total Gas Utilities		6,367,486

Water Utilities - 0.5%
American States Water Co.	109,600	3,538,984

TOTAL UTILITIES		18,624,053

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $585,460,205)		744,995,385

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $263,033,000 joint tri-party repurchase agreement dated 3/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $15,151,021; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 8/15/15 to 2/15/44; Market value - $15,599,913) (Cost - $15,151,000)	0.050%	4/1/14	$15,151,000	$15,151,000

TOTAL INVESTMENTS - 100.0% (Cost - $600,611,205#)				760,146,385
Liabilities in Excess of Other Assets - (0.0)%				(344,969)

TOTAL NET ASSETS - 100.0%				$759,801,416

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$744,995,385	—	—	$744,995,385
Short-term investments†	—	$15,151,000	—	15,151,000

Total investments	$744,995,385	$15,151,000	—	$760,146,385

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$174,902,548
Gross unrealized depreciation	(15,367,368)

Net unrealized appreciation	$159,535,180

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014